Unaudited condensed consolidated balance sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 69,738,832	$ 91,927,512
Time deposits	60,012,100	32,099,810
Receivables from related parties	$ 39,423,256	$ 37,906,821
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade and other receivables	$ 18,538,547	$ 13,498,813
Other current assets	637,833	302,773
Inventories	8,706,419	7,291,123
Advances and prepayments	604,824	161,937
Total current assets	197,661,811	183,188,789
Non current assets
Operating lease right-of-use asset	114,912	0
Vessels, net	201,878,424	180,847,252
Investment in related party	12,796,417	12,798,500
Total non current assets	214,789,753	193,645,752
Total assets	412,451,564	376,834,541
Current liabilities
Trade accounts payable	5,568,261	8,277,118
Payable to related parties	3,347,049	2,324,334
Accrued liabilities	3,208,264	3,008,500
Operating lease liability, current portion	72,704	0
Deferred income	1,408,181	919,116
Total current liabilities	13,604,459	14,529,068
Non current liabilities
Operating lease liability, non-current portion	42,208	0
Total non current liabilities	42,208	0
Total liabilities	13,646,667	14,529,068
Commitments and contingencies
Stockholders' equity
Common stock, 2,000,000,000 shares authorized at December 31, 2023 and June 30, 2024, 33,257,291 shares issued and 29,812,755 outstanding at December 31, 2023 and 34,583,544 shares issued and 30,331,661 outstanding at June 30, 2024	345,835	332,573
Treasury stock 3,444,536 and 4,251,883 shares at December 31, 2023 and June 30, 2024, respectively	(8,390,225)	(5,885,727)
Additional paid-in capital	273,924,745	270,242,635
Retained earnings	132,916,423	97,607,873
Total stockholders' equity	398,804,897	362,305,473
Total liabilities and stockholders' equity	412,451,564	376,834,541
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock	7,959	7,959
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 160	$ 160